33. Supplemental cash flow information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Information Details Abstract
Total additions of contract assets (Note 14)	R$ 3,188,943	R$ 0	R$ 0
Total additions to intangible assets (Note 15 (b))	1,144,728	3,490,298	3,855,831
Items not affecting cash (see breakdown below)	(2,201,112)	(1,532,518)	(1,747,664)
Total additions to intangible assets as per statement of cash flows	2,132,559	1,957,780	2,108,167
Investment and financing operations affecting intangible assets but not cash:
Interest capitalized in the year	488,502	649,048	700,743
Contractors payable	297,872	213,340	57,431
Program contract commitments	149,974	95,126	4,262
Public Private Partnership - Sao Lourenco PPP	273,737	501,591	893,181
Leases	0	3,078	10,534
Construction margin	63,013	70,335	81,513
Agreement signed with the municipality of Guarulhos (Note 9 (a))	928,014	0	0
Total	R$ 2,201,112	R$ 1,532,518	R$ 1,747,664